LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 19, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attn: Ms. Kimberly A. Browning

Re:	Lord Abbett Investment Trust (the “Trust”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies and Gentlemen:

In accordance with the requirement of paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment includes reflects changes made in response to the Commission staff’s comments to Post-Effective Amendment No. 58, which was filed with the Commission on February 4, 2011. Among such changes is the addition of current income as a secondary investment objective of the Fund. The amendment also includes certain updated financial information and reflects certain non-material changes.

In connection with this filing, the Registrant acknowledges the following: (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to the disclosure in response to staff comments, if any, do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2225 or Brooke A. Fapohunda at (201) 827-2279.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary